Equity Compensation Plans (2004 Share Incentive Plan) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 04, 2010
Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 0.0100	$ 0.0282	$ 0.0106
2004 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expire term from the date of grant	10 years
Options outstanding	1,620,000	15,720,000	34,669,372	43,746,700
Total intrinsic value of options exercised in period	$ 0	$ 0	$ 0
2004 Share Incentive Plan [Member] | Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
2004 Share Incentive Plan [Member] | Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
2004 Share Incentive Plan [Member] | Stock Options [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares terminated and unavailable for future grant					185,550,800